Organization	12 Months Ended
Dec. 31, 2011
Organization
Organization

NOTE 1—Organization

        Walter Energy, Inc. ("Walter"), together with its consolidated subsidiaries ("the Company"), is a leading producer and exporter of metallurgical coal for the global steel industry from underground and surface mines located in the United States, Canada and the United Kingdom. The Company also produces thermal coal, anthracite coal, metallurgical coke and coal bed methane gas.

        As described in Note 3, on April 1, 2011, the Company completed the acquisition of all the outstanding common shares of Western Coal Corp. ("Western Coal"). The accompanying financial statements include the results of operations of Western Coal since April 1, 2011. As a result of the Western Coal acquisition and the change in how our Chief Operating Decision Maker evaluates the business operations, beginning with the second quarter of 2011, the Company has revised its reportable segments by arranging them geographically. The Company now reports all of its operations located in the U.S. in the U.S. Operations segment which includes the Company's previous operating segments of Underground Mining, Surface Mining and Walter Coke. The U.S. Operations segment also includes the West Virginia mining operations acquired through the acquisition of Western Coal. The Company reports its mining operations acquired through the Western Coal acquisition located in Northeast British Columbia (Canada) and South Wales (United Kingdom) in the Canadian and U.K. Operations segment. The Other segment primarily consists of Corporate activities and expenditures. See Note 17 for segment information. Previously reported segment amounts have been restated to conform to the current period presentation.

        In December 2008, the Company announced the closure of its Homebuilding segment and Kodiak Mining Co. and on April 17, 2009 the Company spun off its Financing segment. As a result of the closure and spin-off, those segments are presented as discontinued operations for the years ended December 31, 2010 and 2009. See Note 4.